Donations and Community Investments	6 Months Ended
Jun. 30, 2023
Disclosure of Donations and Community Investments [Abstract]
Donations and Community Investments
9.	Donations and Community Investments

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022

Local donations and community investments 1	$407	$352	$942	$907

Partner donations and community investments 2	1,533	708	2,376	901

COVID-19 and community support and response fund 3	-	100	-	165

Total donations and community investments	$1,940	$1,160	$3,318	$1,973

1)	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
2)	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
3)	Committed funding under this program has been fully disbursed.